ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.4%
	BERMUDA — 3.9%
331,502	Liberty Latin America Ltd. - Class C*[1]	$2,970,258
	CANADA — 8.3%
3,916	Fairfax Financial Holdings Ltd.	3,229,338
833,410	KITS Eyecare Ltd.*	3,120,970
		6,350,308
	DENMARK — 5.6%
239,578	ISS A/S	4,252,634
	FRANCE — 11.5%
112,673	Accor S.A.	4,029,605
206,866	Cie Plastic Omnium S.E.	3,629,038
20,210	Danone S.A.	1,178,113
		8,836,756
	GUERNSEY — 3.5%
196,832	Burford Capital Ltd.	2,715,878
	IRELAND — 10.7%
87,754	DCC PLC	4,801,591
3,142,977	Greencore Group PLC*	3,354,393
		8,155,984
	NORWAY — 4.5%
103,891	Multiconsult A.S.A.[2]	1,392,832
130,316	Protector Forsikring A.S.A.	2,077,649
		3,470,481
	SWITZERLAND — 9.3%
101,478	Medmix A.G.[2]	3,021,136
40,460	Sulzer A.G.	4,110,299
		7,131,435
	UNITED KINGDOM — 34.1%
45,720	Ashtead Group PLC	3,189,314
287,426	Barclays PLC - ADR	2,158,569
2,490,660	Eurocell PLC	3,502,195
228,218	Liberty Global PLC - Class C*[1]	4,527,845
2,304,386	Naked Wines PLC*	2,028,817
346,071	Victoria PLC*	2,485,714
476,735	Vistry Group PLC	4,716,923

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
372,362	Vodafone Group PLC - ADR	$3,470,414
		26,079,791
	TOTAL COMMON STOCKS
	(Cost $74,928,096)	69,963,525
	EXCHANGE-TRADED FUNDS — 4.4%
	UNITED STATES — 4.4%
33,621	Goldman Sachs Access Treasury 0-1 Year ETF	3,366,135
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,358,784)	3,366,135

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$3,001,542	UMB Bank Demand Deposit, 0.01%[3]	3,001,542
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,001,542)	3,001,542
	TOTAL INVESTMENTS — 99.7%
	(Cost $81,288,422)	76,331,202
	Other Assets in Excess of Liabilities — 0.3%	214,953
	TOTAL NET ASSETS — 100.0%	$76,546,155

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,413,968 which represents 5.8% of total net assets of the Fund.
[3]The rate is the annualized seven-day yield at period end.